EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4%
	AGENCY CMBS — 1.1%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$ 92,661
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	US0001M + 2.750%	7.3240	06/25/27	2,772,712
65,643	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2710	04/16/53	210
942,784	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	US0001M + 3.250%	7.8670	10/15/49	904,237
					3,769,820
	AUTO LOAN — 1.6%
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	296,620
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	3,189,434
1,650,000	USASF Receivables, LLC Series 2020-1A D(c)		9.3500	03/15/27	1,663,697
					5,149,751
	CDO — 3.2%
396,082	Aspen Funding I Ltd.		9.0600	07/10/37	400,681
7,294,617	DWRS Series 2016-1A UCF(c)		1.0440	04/23/32	2,078,966
5,327,358	Galleria CDO V Ltd. Series 5A B(c),(d)	US0003M + 2.400%	7.1380	09/19/37	5,124,519
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	US0003M + 0.500%	2.3910	11/05/36	471,446
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	US0003M + 1.000%	5.7920	04/15/35	2,461,611
					10,537,223
	CLO — 2.9%
1,000,000	Deerpath Capital CLO LTD Series 2020-1A C1(c),(d)	US0003M + 3.900%	8.6920	04/17/32	997,049
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	US0003M + 3.740%	8.5480	07/20/30	462,481
200,000	GC FTPYME Pastor 4 FTA(d)	EUR003M + 2.400%	5.0540	07/15/45	133,062
18,569	Halcyon Loan Advisors Funding Ltd. Series 2013-1A C(c),(d)	US0003M + 3.500%	8.2920	04/15/25	18,514
547,462	Halcyon Loan Advisors Funding Ltd. Series 2014-2A C(c),(d)	US0003M + 3.500%	8.3020	04/28/25	539,619
1,634,122	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	US0003M + 3.800%	8.6140	08/01/25	1,171,762
1,500,233	Halcyon Loan Advisors Funding Ltd. Series 2014-3A D(c),(d)	US0003M + 3.650%	8.4650	10/22/25	1,473,222
1,000,000	Nassau Ltd. Series 2017-IIA C(c),(d)	US0003M + 2.250%	7.0420	01/15/30	952,309
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	US0003M + 5.850%	10.6420	07/15/31	161,904
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	US0003M + 3.600%	8.4080	07/20/31	479,632
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	US0003M + 5.000%	9.8080	07/20/31	2,409,148
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	US0003M + 3.400%	8.3150	08/18/31	432,884
500,000	Zais Clo 13 Ltd. Series 2019-13A D1(c),(d)	US0003M + 4.520%	9.3120	07/15/32	416,554
					9,648,140

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6%
121,576	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	$ 116,083
538,483	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	US0001M + 0.840%	5.0370	11/25/35	222,217
38,367	Alternative Loan Trust Series 1998-4 IIA3(e)		5.9450	08/25/28	36,809
40,099	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	39,320
117,211	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	110,368
126,493	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	118,134
19,649	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	19,327
35,135	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	34,498
10,570	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	10,147
136,775	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	125,520
53,112	Alternative Loan Trust Series 2004-15 1A2(b)		4.2410	09/25/34	49,528
86,425	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	83,360
587,787	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	561,076
432,616	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	401,657
86,990	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	77,790
42,954	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	39,473
35,028	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	29,899
142,773	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	122,858
81,807	Alternative Loan Trust Series 2005-14 2A1(d)	US0001M + 0.420%	4.8270	05/25/35	69,087
142,295	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	108,835
199,926	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	4.1430	08/25/35	166,501
41,079	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	21,739
35,129	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	27,530
52,993	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	31,782
103,424	Alternative Loan Trust Series 2005-61 2A1(d)	US0001M + 0.560%	5.1770	12/25/35	91,593
145,707	Alternative Loan Trust Series 2005-72 A3(d)	US0001M + 0.600%	5.2170	01/25/36	130,981
105,076	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	31,602
45,777	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	43,160
1,127,726	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	1,063,696
94,215	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	US0006M + 2.000%	7.0920	04/25/44	81,816
1,500,000	Angel Oak Mortgage Trust Series 2021-6 M1(b),(c)		2.7720	09/25/66	870,150
3,000,000	Angel Oak Mortgage Trust I, LLC Series 2019-2		6.2860	03/25/49	2,924,075
291,793	APS Resecuritization Trust Series 2016-3 3A(c),(d)	US0001M + 2.850%	7.3560	09/27/46	291,572
218,252	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	209,183

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
108,386	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	$ 103,751
64,221	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9210	02/25/57	53,886
230,847	Banc of America Funding Trust Series 2005-1 1A1		5.5000	02/25/35	210,250
43,086	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	4.2230	06/20/35	30,996
50,742	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	US0001M + 0.150%	4.5390	10/25/36	50,329
91,958	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	17,361
840,770	Banc of America Funding Trust Series 2006-I 4A1(b)		3.9350	10/20/46	701,795
11,255	Banc of America Funding Trust Series 2015-R8 1A1(b),(c)		3.1400	11/26/46	10,723
27,113	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.5640	12/25/32	20,155
54,762	Banc of America Mortgage Trust Series 2005-E 2A1(b)		3.3120	06/25/35	46,075
53,199	Banc of America Mortgage Trust Series 2005-F 3A1(b)		3.9890	07/25/35	43,765
27,867	Banc of America Mortgage Trust Series 2005-H 2A1(b)		3.9430	09/25/35	23,213
1,103,511	BCAP, LLC Series 2014-RR2 7A2(c),(d)	US0001M + 0.200%	4.6470	01/26/38	1,022,142
2,050,314	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.6120	03/26/37	1,998,027
4,105	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.2780	11/25/34	3,842
57,694	Bear Stearns ARM Trust Series 2003-5 1A1(b)		4.0290	08/25/33	53,348
5,124	Bear Stearns ARM Trust Series 2003-7 6A(b)		3.8380	10/25/33	4,786
45,940	Bear Stearns ARM Trust Series 2003-8 2A1(b)		3.9190	01/25/34	41,884
115,991	Bear Stearns ARM Trust Series 2004-1 124M(b)		3.1930	04/25/34	104,131
12,215	Bear Stearns ARM Trust Series 2004-1 21A1(b)		3.3840	04/25/34	10,969
100,322	Bear Stearns ARM Trust Series 2004-6 3A(b)		4.0160	09/25/34	86,176
900,529	Bear Stearns ARM Trust Series 2004-8 13A1(b)		2.1580	11/25/34	809,940
48,219	Bear Stearns ARM Trust Series 2004-8 2A1(b)		2.1580	11/25/34	44,248
47,604	Bear Stearns ARM Trust Series 2004-10 12A5(b)		0.0001	01/25/35	43,748
991,605	Bear Stearns ARM Trust Series 2007-3 2A1(b)		3.2900	05/25/47	766,042
582,848	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	206,568
612,104	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	517,072
201,446	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		3.6190	01/26/36	118,134
36,474	Bella Vista Mortgage Trust Series 2004-1 1A(d)	US0001M + 0.700%	5.2910	11/20/34	34,088
99,409	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	73,563
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	1,836,986
3,198,759	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	1,919,261
589,016	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	549,260
2,761,374	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,251,247

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
96,990	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4600	09/25/34	$ 84,891
83,143	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	78,085
1,027,345	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	974,355
94,385	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8990	03/25/50	72,210
166,911	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	159,199
494,193	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	14,398
275,071	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		6.0000	05/25/37	68,102
200,619	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	US0001M + 0.250%	4.8670	10/25/36	142,848
102,338	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	86,696
122,593	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	113,380
184,613	CHL Mortgage Pass-Through Trust Series 2003-56 2A5(b)		3.9540	12/25/33	168,485
119,478	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		4.1160	02/25/34	98,781
29,236	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	28,349
51,854	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		3.3110	05/25/34	46,483
67,884	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	65,929
76,414	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	74,826
56,001	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		2.7410	07/20/34	51,907
120,707	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	113,269
41,250	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		3.9140	08/25/34	36,609
65,311	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	63,694
59,945	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		3.8360	04/20/35	53,296
566,318	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	350,753
111,240	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	50,370
96,052	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.6240	03/25/37	81,822
50,748	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	22,093
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.4130	03/25/58	243,082
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6380	03/25/67	148,538
879,871	CIM Trust Series 2019-J1 B3(b),(c)		3.9470	08/25/49	707,604
132,967	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	124,974
42,005	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	39,357
77,681	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)		0.0000	02/25/37	40,213
191,190	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	166,917

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
14,746	Citicorp Mortgage Securities Trust Series 2005-7 2A1		5.0000	10/25/55	$ 14,487
109,371	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		5.4740	07/25/24	8,747
4,076	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		4.2320	09/25/32	3,459
219,629	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4780	05/25/35	202,413
77,501	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		4.6750	02/25/37	74,906
2,066	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	2,024
48,257	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	44,488
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	229,556
56,191	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 WB1		7.0000	06/25/31	53,072
12,073	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	10,816
25,709	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		3.9110	08/25/34	22,001
148,339	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		4.2850	08/25/34	129,140
49,830	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	46,822
49,948	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	48,647
56,178	Citigroup Mortgage Loan Trust, Inc. Series 2005-6 A1(d)	H15T1Y + 2.100%	6.0800	09/25/35	51,411
46,106	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	37,462
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	395,677
150,335	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.3100	11/25/31	149,874
244,508	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	US0001M + 2.188%	4.4310	11/25/31	145,337
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.1990	01/25/32	126,179
81,772	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	78,862
535,111	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	526,311
26,674	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	24,722
75,285	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	70,227
225,855	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	211,037
178,276	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	164,935
113,686	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	US0001M + 0.650%	5.2670	09/25/35	77,766
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/24	—
288,552	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	268,744

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
95,879	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		3.2420	10/25/33	$ 87,247
71,327	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	67,073
13,712	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 11A2(d)	US0001M + 0.740%	5.3570	06/25/34	13,729
515,730	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	473,116
29,050	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	27,788
36,458	CSMC Series 2010-18R 4A4(b),(c)		2.9460	04/26/38	34,469
309,179	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	80,073
929,413	CSMC Trust Series 2013-IVR5 B4(b),(c)		3.6280	10/25/43	851,576
1,419,252	CSMC Trust Series 2015-1 B4(b),(c)		3.9070	01/25/45	1,211,560
211,672	CSMC Trust Series 2017-FHA1 A1(b),(c)		3.2500	04/25/47	183,439
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5300	01/25/60	194,009
1,727,505	CSMLT Trust Series 2015-2 B4(b),(c)		3.8390	08/25/45	1,397,023
34,056	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	33,196
321	DLJ Mortgage Acceptance Corporation Series 1993-19 B2		6.7500	01/25/24	303
38,792	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	US0001M + 0.720%	5.3110	01/19/45	30,628
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8800	01/25/67	225,592
216,004	Fannie Mae Trust Series 2005-W3 3A(b)		3.1110	04/25/45	230,316
473,000	Finance of America HECM Buyout Series 2022-HB1 M3(b),(c)		5.0840	11/25/25	440,271
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	US0001M + 0.300%	4.8160	11/26/35	36,124
73,659	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	32,306
532,929	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		3.8750	08/25/35	368,513
79,840	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		4.6250	10/25/35	41,852
60,517	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		4.6250	11/25/35	53,438
116,684	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.3880	11/25/36	70,930
261,833	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		3.8840	11/25/37	129,071
907,640	Flagstar Mortgage Trust Series 2018-5 B3(b),(c)		4.4630	09/25/48	724,895
1,143,736	Flagstar Mortgage Trust Series 2019-1INV B5(b),(c)		4.5400	10/25/49	967,444
97,708	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3680	12/30/51	57,713
1,006,336	Freddie Mac REMICS Series 4910 MI(a)		4.0000	08/25/49	175,058
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	9.7340	03/25/42	1,004,910
420,000	Freddie Mac STACR REMIC Trust Series 2020-DNA6 B1(c),(d)	SOFR30A + 3.000%	7.4840	12/25/50	398,514
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(d)	US0001M + 8.150%	12.7670	07/25/49	1,055,658

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
21,639	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	4.1930	07/25/44	$ 20,690
156,874	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	3.9930	10/25/44	148,363
1,477,491	GCAT Trust Series NQM2 A3(b),(c)		1.4990	05/25/66	1,189,220
3,485,198	Global Mortgage Securitization Ltd. Series 2004-A A1(c)		5.2500	11/25/32	3,317,408
1,347,368	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		8.5680	11/25/32	1,335,914
95,070	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	91,278
15,737	GMACM Mortgage Loan Trust Series 2005-AR3 5A2(b)		3.1560	06/19/35	13,962
2,485,965	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		3.4680	09/19/35	2,214,194
116,665	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.2400	04/19/36	85,176
431,490	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.6210	10/20/62	11,006
1,379,392	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.0810	11/20/66	60,233
118,588	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	US0001M + 0.350%	4.8360	03/20/23	111,963
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0770	08/25/49	306,234
581,977	GS Mortgage-Backed Securities Trust Series 2014-EB1A B3(b),(c)		3.3690	07/25/44	563,285
1,293,164	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	1,153,196
1,138,553	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	US0001M + 0.400%	5.0170	06/25/34	1,010,566
1,013,498	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	981,987
319,222	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	309,702
33,862	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	US0001M + 0.350%	4.9670	03/25/35	29,764
177,851	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	US0001M + 0.350%	4.9670	09/25/35	146,478
129,966	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	113,285
787,359	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	155,708
13,784	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		3.0280	06/25/34	12,084
365,299	GSR Mortgage Loan Trust Series 2004-13F 2A1		4.2500	11/25/34	343,261
46,671	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	43,911
38,412	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	US0001M + 0.440%	5.0570	05/25/35	31,352
14,486	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	US0001M + 0.440%	5.0570	05/25/35	11,421
554,253	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		3.5070	07/25/35	314,673
6,145	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	5,972
27,710	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	11,996
116,053	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	60,882
74,440	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		3.9490	05/25/37	45,174

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
236,575	HarborView Mortgage Loan Trust Series 2003-1 A(b)		3.6910	05/19/33	$ 194,090
51,527	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		4.2980	12/19/35	32,497
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	US0001M + 0.765%	5.3820	07/25/35	82,472
196,080	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		3.9780	01/25/37	146,185
201,892	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	89,184
164,834	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		3.6670	09/25/37	132,245
273,508	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2270	07/25/51	221,924
172,491	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2270	07/25/51	132,418
456,024	Hundred Acre Wood Trust Series 2021-INV2 B1(b),(c)		3.3010	10/25/51	332,131
300,454	Hundred Acre Wood Trust Series 2021-INV2 B2(b),(c)		3.3010	10/25/51	214,195
278,094	Hundred Acre Wood Trust Series 2021-INV2 B3(b),(c)		3.3010	10/25/51	184,224
785,592	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3260	10/25/51	635,003
221,179	Hundred Acre Wood Trust Series 2021-INV3 B2(b),(c)		3.3260	12/25/51	157,978
143,292	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3260	12/25/51	96,980
59,709	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	57,611
67,319	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	63,737
23,762	Impac CMB Trust Series 2003-11 2A1(d)	US0001M + 0.840%	5.4570	10/25/33	21,810
34,700	Impac CMB Trust Series 2004-7 M4(d)	US0001M + 1.800%	6.4170	11/25/34	33,352
24,005	Impac CMB Trust Series 2004-10 4M2(d)	US0001M + 1.500%	6.1170	03/25/35	20,858
175,868	Impac CMB Trust Series 2005-4 2M1(d)	US0001M + 0.500%	5.3670	05/25/35	155,148
767,759	Impac CMB Trust Series 2005-4 2M2(d)	US0001M + 0.750%	5.7420	05/25/35	677,165
652,882	Impac CMB Trust Series 2005-8 2M1(d)	US0001M + 0.750%	5.3670	02/25/36	571,623
212,387	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	182,554
216,175	Impac Secured Assets CMN Owner Trust Series 2004-1 A5(e)		5.5370	03/25/34	204,907
93,263	Impac Secured Assets Trust Series 2006-1 2A1(d)	US0001M + 0.700%	5.3170	05/25/36	85,396
2,500,000	Imperial Fund Mortgage Trust Series 2022-NQM4 M1(c),(e)		5.0400	06/25/67	2,112,500
19,010	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		3.8360	12/25/34	16,853
264,673	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		3.8850	02/25/35	235,749
246,789	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	US0001M + 7.150%	2.5330	12/25/35	8,533
988,948	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	556,834
420,425	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.0410	09/28/44	311,876
43,693	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		4.1840	11/25/33	39,231
9,838	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		3.2560	07/25/34	9,009
26,499	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	23,737

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
31,727	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		4.0970	10/25/35	$ 30,203
17,444	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		3.3400	06/25/36	12,577
10,482	JP Morgan Mortgage Trust Series 2014-IVR6 B2(b),(c)		5.2950	07/25/44	10,482
21,943	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	19,777
187,141	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1670	03/25/50	144,852
257,977	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	202,895
128,540	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	114,809
180,561	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	US0001M + 3.350%	7.9670	10/25/57	173,090
950,006	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	06/13/51	882,748
350,280	Legacy Mortgage Asset Trust Series 2020-GS5 A1(c),(e)		3.2500	06/25/60	350,356
146,346	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	145,499
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		3.5290	12/25/32	35,928
16,655	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.2820	07/25/33	15,665
32,303	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		2.9230	12/25/33	28,852
21,829	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		4.1250	12/25/33	20,935
154,142	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		3.5710	01/25/34	128,380
183,359	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		3.2220	12/25/34	171,945
223,086	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.2310	09/25/35	137,906
113,526	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		3.5140	05/25/36	44,854
165,003	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1590	05/25/33	148,344
43,637	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	41,363
56,061	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	56,511
188,140	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	176,947
65,304	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	64,682
471,393	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	441,759
26,714	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	25,677
59,821	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	55,652
405,485	MASTR Alternative Loan Trust Series 2004-6 8A1		5.5000	07/25/34	382,450
182,380	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	170,447
52,055	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	48,925
850,955	MASTR Alternative Loan Trust Series 2004-6 4A1		6.2500	07/25/34	829,829
726,633	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	707,955
1,034,704	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	1,013,561
1,351,789	MASTR Alternative Loan Trust Series 2004-12 6A3		5.5000	12/25/34	1,169,279

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
26,339	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	$ 14,704
2,238	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,964
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	234,894
866,093	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	24,281
75,112	MASTR Asset Securitization Trust Series 2003-12 1A1		5.2500	12/25/24	74,101
49,336	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	41,875
20,273	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	19,211
58,382	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	56,588
66,627	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	62,941
18,331	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	17,444
46,408	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	43,171
9,768	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	9,196
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,282,704
72,969	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	58,015
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	US0001M + 0.500%	5.1170	06/25/36	759,578
1,004,760	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	US0001M + 0.450%	5.0670	10/25/36	158,209
18,937	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	14,831
147,470	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.3950	05/25/36	134,239
31,333	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		3.9690	10/25/32	25,820
61,564	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		4.2200	10/25/32	55,190
374,983	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	353,338
103,302	Mello Mortgage Capital Acceptance Series 2018-MTG1 B3(b),(c)		3.7410	03/25/48	84,627
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3570	10/25/48	632,293
572,201	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	436,911
36,287	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		2.9690	05/25/33	32,281
165,586	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		2.1580	07/25/35	80,678
34,232	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		4.0380	09/25/33	31,370
48,085	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		2.9270	09/25/37	36,509
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		3.6320	08/25/61	766,537
91,615	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		3.9510	03/25/33	80,973
21,374	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		4.2510	02/25/34	19,918
25,330	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		2.0440	10/25/34	22,484

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
24,944	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		4.0610	10/25/34	$ 21,583
22,848	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		4.1260	11/25/34	20,947
73,971	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	30,971
18,663	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		3.7500	06/25/36	17,168
5,591,889	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.5200	02/25/42	5,389,551
155,977	MortgageIT Trust Series 2004-2 B2(d)	US0001M + 3.225%	7.8420	12/25/34	152,433
278,952	MortgageIT Trust Series 2005-3 M2(d)	US0001M + 0.795%	5.4120	08/25/35	258,364
181,284	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		4.6310	12/15/30	158,534
559,420	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	543,039
27,282	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	26,491
373,343	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	310,642
91,549	New Residential Mortgage Loan Trust Series 2020-1A A1B(b),(c)		3.5000	10/25/59	83,885
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8800	11/25/59	444,066
163,149	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	143,606
87,808	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		5.9570	03/25/47	83,207
3,793,298	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0001	09/25/38	341,397
461,704	PHH Mortgage Trust Series 2008-CIM1 21A1		6.0000	05/25/38	444,097
419,169	PHHMC Series Trust Series 2005-4 A8(b)		5.9140	07/18/35	401,835
1,357,451	Point Securization Trust Series 2021-1 A1(b),(c)		3.2280	02/25/52	1,291,923
383,909	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	364,184
466,017	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2550	02/25/50	358,995
25,700	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	24,717
223,485	Radnor RE Ltd. Series 2019-1 M1B(c),(d)	US0001M + 1.950%	6.5670	02/25/29	223,495
16,144	RALI Series Trust Series 2005-QA4 A41(b)		3.7650	04/25/35	15,208
112,851	RALI Series Trust Series 2005-QA12 CB1(b)		4.7560	12/25/35	53,827
10,827	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	07/25/35	10,197
350,977	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	296,753
105,317	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.2910	01/25/34	81,549
20,557	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	18,658
17,917	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	17,308
97,462	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	US0001M + 0.420%	5.0370	07/25/36	84,983
148,264	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	142,601
1,483,836	Residential Asset Securitization Trust Series 2003-A9 A3(d)	US0001M + 0.550%	5.1670	08/25/33	1,309,064

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
101,000	Residential Asset Securitization Trust Series 2003-A10 A2		5.2000	09/25/33	$ 95,353
544,289	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	500,230
61,118	RESIMAC Bastille Trust Series 2019-1NCA A1(c),(d)	US0001M + 0.930%	5.5100	09/05/57	61,218
4,250,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	3,107,198
1,026,713	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	637,655
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	651,043
240,379	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	171,593
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	513,454
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
672,033	Saluda Grade Alternative Mortgage Trust Series 2020-FIG1 A1(c)		3.3210	09/25/50	661,750
46,907	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	7,665
860,000	Seasoned Credit Risk Transfer Trust Series 2019-1 M(b)		4.7500	07/25/58	751,288
3,140,000	Seasoned Credit Risk Transfer Trust Series 2020-1 M(b)		4.2500	08/25/59	2,630,879
3,400,000	Seasoned Credit Risk Transfer Trust Series 2020-2 M(b)		4.2500	11/25/59	2,887,035
35,973	Sequoia Mortgage Trust Series 2004-10 A1A(d)	US0001M + 0.620%	5.2180	11/20/34	32,798
75,872	Sequoia Mortgage Trust Series 2005-2 A1(d)	US0001M + 0.440%	5.0380	03/20/35	64,295
344,143	Sequoia Mortgage Trust Series 2005-3 B1(d)	US0001M + 0.555%	5.1530	05/20/35	245,037
178,539	Sequoia Mortgage Trust Series 2007-4 1A1(d)	US0001M + 0.780%	5.3710	01/20/36	133,679
306,977	Sequoia Mortgage Trust Series 2007-2 1B1(d)	US0001M + 0.600%	5.1980	06/20/36	231,854
35,550	Sequoia Mortgage Trust Series 2013-8 B4(b)		3.4880	06/25/43	23,559
870,735	Sequoia Mortgage Trust Series 2013-10 B3(b),(c)		3.5340	08/25/43	801,528
285,671	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	257,222
80,454	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6050	02/25/47	57,028
82,220	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6020	04/25/47	57,271
434,926	Sofi Mortgage Trust Series 2016-1A B3(b),(c)		3.0910	11/25/46	275,413
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	80,517
673,990	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		3.6710	10/25/37	548,172
59,144	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		4.1710	03/25/34	52,959
67,320	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.0630	12/25/34	57,869
223,500	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		3.5240	03/25/35	184,210
341,199	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.1070	07/25/35	205,859
921,008	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		3.7860	02/25/36	775,208

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
7,753	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	US0001M + 0.380%	4.9970	09/25/36	$ 6,742
1,161,518	Structured Asset Mortgage Investments II Trust Series 2005-AR6 1A1(d)	US0001M + 0.620%	5.2370	09/25/45	1,013,234
186,758	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		4.6040	01/25/34	162,667
32,957	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		4.6040	01/25/34	31,564
72,314	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		4.3210	11/25/30	39,663
2,123,510	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M3(c),(d)	US0001M + 1.850%	6.4670	05/25/47	1,930,722
1,983,540	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M4(c),(d)	US0001M + 3.000%	7.6170	05/25/47	1,779,882
4,398	Structured Asset Securities Corporation Series 2003-37A B1I(d)	US0001M + 0.780%	5.3460	12/25/33	3,949
117,570	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		5.0450	02/25/34	112,251
15,109	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		5.0450	02/25/34	14,431
84,440	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	US0001M + 0.350%	4.9670	04/25/35	73,872
116,736	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		3.5300	06/25/35	99,134
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		3.6570	10/25/53	198,494
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	92,448
475,442	Verus Securitization Trust Series 2022-7 A2(b),(c)		5.3500	07/25/67	463,731
538,000	Vista Point Securitization Trust Series 2020-1 M1(b),(c)		4.1510	03/25/65	489,306
75,506	Wachovia Mortgage Loan Trust, LLC Series 2006-A 4A1(b)		4.2370	05/20/36	71,681
43,244	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		3.6100	11/25/32	37,072
44,908	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		4.3420	01/25/33	42,141
37,418	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	34,322
47,883	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	45,724
499,989	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB1(b)		5.6600	06/25/33	470,743
17,456	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		4.1220	09/25/33	15,404
23,952	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	3.3150	02/27/34	20,789
87,972	WaMu Mortgage Pass-Through Certificates Series 2004-S3 3A2		6.0000	07/25/34	87,789
45,820	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		3.4960	03/25/36	40,882
121,272	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	3.9930	11/25/42	103,647

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.6% (Continued)
46,097	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 A1A(d)	US0001M + 0.640%	5.2570	01/25/45	$ 43,156
131,659	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		3.6810	08/25/46	101,338
164,502	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	158,056
68,722	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	68,556
13,825	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		3.1710	01/25/35	11,067
1,089,296	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	1,053,487
81,012	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	64,813
69,210	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	57,658
217,208	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	197,830
					116,784,316
	CREDIT CARD — 0.6%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	956,336
1,000,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(c)		8.0400	09/20/27	995,736
100,000	Mission Lane Credit Card Master Trust Series 2021-A A(c)		1.5900	09/15/26	95,228
					2,047,300
	HOME EQUITY — 4.1%
68,106	ABFC Trust Series 2004-OPT2 A2(d)	US0001M + 0.560%	5.1770	10/25/33	65,186
173,029	AFC Trust Series 1999-3 1A(d)	US0001M + 0.980%	5.4860	09/28/29	118,229
61,587	American Residential Home Equity Loan Trust Series 1998-1 B(d)	US0001M + 2.175%	6.7920	05/25/29	68,028
17,335	Ameriquest Mortgage Securities, Inc. Series 2004-FR1W A6(e)		3.8650	05/25/34	17,168
541,571	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	US0001M + 0.450%	5.0670	03/25/37	525,757
3,235,094	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	US0001M + 1.000%	5.6350	05/28/39	2,586,382
1,498,159	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	US0001M + 1.500%	6.1350	02/28/40	1,216,814
50,276	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	US0001M + 2.100%	4.6800	06/25/34	46,852
149,675	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	151,269
1,250,000	BRAVO Residential Funding Trust Series 2021-HE2 B1(c),(d)	SOFR30A + 2.400%	5.9360	11/25/69	1,181,238
769,000	BRAVO Residential Funding Trust Series 2021-HE2 B2(c),(d)	SOFR30A + 3.400%	5.9360	11/25/69	717,243
259,358	CHEC Loan Trust Series 2004-1 M2(c),(d)	US0001M + 0.975%	5.2670	07/25/34	254,107
13,725	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	US0001M + 1.350%	5.9670	01/25/32	13,291
136,781	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	130,416

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	HOME EQUITY — 4.1% (Continued)
334,477	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.0900	05/15/30	$ 286,974
126,205	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	US0001M + 0.320%	5.0990	08/15/30	122,842
232,835	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	US0001M + 1.050%	5.5560	05/25/40	217,234
172,753	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	US0001M + 0.410%	4.9270	02/27/35	155,274
36,246	First Alliance Mortgage Loan Trust Series 1999-1 A1(e)		7.1800	06/20/30	35,938
84,668	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	78,456
236,012	Home Equity Asset Trust Series 2002-2 A2(d)	US0001M + 0.600%	5.1060	06/25/32	214,211
1,071,820	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	US0001M + 2.700%	6.4170	07/25/34	998,047
250,598	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	US0001M + 0.750%	5.1170	12/25/34	240,909
295,776	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	US0001M + 3.900%	8.5170	03/25/33	267,477
104,990	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 Series 2006-HE2 M1(d)	US0001M + 0.495%	5.1120	03/25/36	91,634
311,760	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	US0001M + 0.740%	5.3570	02/25/34	305,296
41,080	RAAC Series Trust Series 2004-SP1 AII(d)	US0001M + 0.700%	5.3170	03/25/34	37,913
373,965	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	357,291
567,175	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	US0001M + 1.500%	6.1170	12/25/32	519,369
128,342	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	US0001M + 2.550%	7.1670	12/25/32	104,326
28,569	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	28,845
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	US0001M + 2.400%	3.4880	12/25/33	27,275
225,429	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.2320	12/25/33	202,427
166,404	Saxon Asset Securities Trust Series 2004-1 A(d)	US0001M + 0.540%	2.0670	03/25/35	141,678
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		6.8830	02/25/35	1,471,461
381,001	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	372,768
62,389	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	US0001M + 0.300%	4.9170	06/25/36	61,113
213,328	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	216,664
					13,647,402
	MANUFACTURED HOUSING — 1.0%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	925,819
144,392	Conseco Finance Corporation Series 1996-8 M1(b)		7.8500	11/15/26	144,054
2,500,000	Towd Point Mortgage Trust Series 2019-MH1 B1(b),(c)		3.7500	11/25/58	2,248,655
					3,318,528
	NON AGENCY CMBS — 20.0%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,266,266

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 20.0% (Continued)
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	$ 1,521,940
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	455,514
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	573,388
33,977	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	US0001M + 0.645%	5.2620	08/25/35	29,716
52,575	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	US0001M + 1.725%	6.3420	08/25/35	49,462
211,418	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	US0001M + 0.480%	5.0970	11/25/35	189,600
28,280	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	US0001M + 0.675%	5.2920	01/25/36	24,943
427,674	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	US0001M + 0.340%	4.9570	07/25/37	368,308
560,645	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	US0001M + 0.370%	4.9870	07/25/37	480,451
1,057,201	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	US0001M + 0.500%	5.1170	07/25/37	904,853
2,449,322	Bayview Commercial Asset Trust Series 2008-2 A4A(c),(d)	US0001M + 2.500%	7.1170	04/25/38	2,404,049
75,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	58,752
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	226,822
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4880	05/25/52	427,418
1,000,000	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	US0001M + 3.150%	7.7200	03/15/24	992,628
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	US0001M + 2.850%	7.4380	10/15/35	103,391
2,800,142	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	2,475,744
72,000	CD 2017-CD3 Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	45,270
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	355,373
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	82,917
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	US0001M + 1.150%	5.7380	06/15/31	1,987,240
1,482,761	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	US0001M + 1.854%	6.4420	11/15/31	1,413,885
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	89,024
50,000	Citigroup Commercial Mortgage Trust Series 2018-C5 AS(b)		4.4080	06/10/51	45,116
412,890	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	US0001M + 0.500%	4.9540	05/15/31	402,567
76,202	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	74,007
1,700,000	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,543,411
1,980,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,684,254
1,350,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.1770	06/15/57	1,105,858
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.9160	11/15/51	183,887
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	368,808
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,040,525
731,387	FREMF Mortgage Trust Series 2017-KF29 B(c),(d)	US0001M + 3.550%	8.1240	02/25/24	687,846

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 20.0% (Continued)
1,679,833	FREMF Mortgage Trust Series 2017-KF31 B(c),(d)	US0001M + 2.900%	7.4740	04/25/24	$ 1,593,565
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	US0001M + 2.500%	7.0740	09/25/24	479,973
55,227	FREMF Mortgage Trust Series 2017-KF49 B(c),(d)	US0001M + 1.900%	6.4740	06/25/25	50,594
1,702,000	GS Mortgage Securities Trust Series 2014-GC18 B(b)		4.8850	01/10/47	1,459,533
26,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		5.0010	04/10/47	23,171
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9540	11/10/49	833,527
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,152,418
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	643,777
2,366,000	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	2,066,283
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	77,380
194,724	Hudsons Bay Simon JV Trust Series 2015-HBFL AFL(c),(d)	US0001M + 1.830%	6.4100	08/05/34	176,363
87,049	Impac CMB Trust Series 2004-8 3B(d)	US0001M + 2.625%	7.2420	08/25/34	73,084
100,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2016-NINE A(b),(c)		2.8540	09/06/38	86,510
339,015	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	US0001M + 3.750%	8.3380	05/15/28	313,916
3,037,099	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	2,372,226
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	US0001M + 1.450%	6.0380	04/15/31	907,236
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5250	02/15/46	80,610
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	245,105
654,547	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.9200	06/15/49	165,221
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.1860	05/15/48	294,864
87,251	Lehman Brothers Small Balance Commercial Mortgage Series 2007-1A 1A(c),(d)	US0001M + 0.250%	4.8670	03/25/37	84,555
35,094	LSTAR Commercial Mortgage Trust Series 2015-3 AS(b),(c)		3.1480	04/20/48	33,667
1,500,000	LSTAR Commercial Mortgage Trust Series 2015-3 D(b),(c)		3.1480	04/20/48	1,356,398
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6020	03/10/49	1,671,012
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6740	03/10/50	1,143,449
6,175,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.3570	08/15/46	5,877,051
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	359,691
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	258,855
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0240	05/15/48	163,443
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.7190	10/15/51	62,093

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	NON AGENCY CMBS — 20.0% (Continued)
242,836	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		4.7800	11/28/35	$ 222,228
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		3.9450	05/10/39	321,701
500,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.4090	02/25/52	377,407
5,630,000	ReadyCap Commercial Mortgage Trust Series 2018-4 D(b),(c)		5.4580	02/27/51	4,939,127
842,500	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE A1(b),(c)		3.8720	01/05/43	589,693
332,000	UBS Commercial Mortgage Trust Series 2017-C2 B(b)		3.9930	08/15/50	281,568
274,500	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	271,806
799,842	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.9110	03/10/46	559,048
861,441	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	671,753
1,228,214	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	926,350
761,604	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	556,259
437,099	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	345,570
628,977	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	491,613
92,696	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	75,903
2,419,840	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,917,384
1,476,373	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,385,677
1,415,945	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,382,752
500,000	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	503,571
1,419,015	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.6670	07/15/41	3,225
105,416	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	102,723
256,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.2830	07/15/46	246,503
89,916	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		4.8450	06/15/44	85,805
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	364,937
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	92,342
					65,483,748
	OTHER ABS — 3.3%
470,753	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	US0001M + 0.350%	4.9380	09/15/45	466,048
156,264	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	128,983
960,000	AM Capital Funding, LLC Series 2018-1(c)		4.9800	12/15/23	932,811
4,254,735	Bayview Commercial Asset Trust Series 2007-4A A1(c),(d)	US0001M + 0.450%	5.0670	09/25/37	3,915,257
15,143,269	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0430	10/15/52	452,257
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	714,923
1,000,000	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	975,959

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	OTHER ABS — 3.3% (Continued)
2,168,413	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	$ 1,878,452
71,287	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	67,062
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	325,835
13,685	Orange Lake Timeshare Trust Series 2019-A A(c)		3.0600	04/09/38	12,545
227,114	Orange Lake Timeshare Trust Series 2019-A D(c)		4.9300	04/09/38	204,632
100,000	Progress Residential Series 2021-SFR3 F(c)		3.4360	05/17/26	87,756
1,010,000	Tricon American Homes Trust Series 2017-SFR2 F(c)		5.1040	01/17/36	985,794
					11,148,314
	RESIDENTIAL MORTGAGE — 1.9%
368,388	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	US0001M + 0.470%	5.5570	06/25/29	341,587
1,399,252	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	6.0020	12/31/38	970,088
8,138	Chase Funding Trust Series 2002-4 2A1(d)	US0001M + 0.740%	5.3570	10/25/32	7,771
61,861	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	57,280
9,682	Countrywide Asset-Backed Certificates Series 2004-SD3 B1(c),(d)	US0001M + 4.500%	9.1170	11/25/32	9,688
1,000,000	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	US0001M + 3.375%	7.9920	06/25/32	981,602
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	US0001M + 2.775%	3.2010	03/25/34	97,228
229,081	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	US0001M + 0.900%	5.5170	10/25/47	210,196
109,810	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	106,498
73,347	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	US0001M + 0.240%	4.8570	06/25/32	71,524
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	US0001M + 1.800%	6.4170	04/25/32	342,366
84,159	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	US0001M + 0.660%	5.2770	12/25/35	67,078
39,013	GSAMP Trust Series 2002-WF A2B(d)	US0001M + 1.100%	5.6910	10/20/32	38,700
190,556	Interstar Millennium Series Trust Series 2004-4E A1(d)	EUR003M + 0.400%	3.0210	11/14/36	187,863
658,418	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	616,181
73,422	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	US0001M + 2.850%	7.4670	06/25/33	76,027
72,001	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	US0001M + 1.125%	5.7420	11/25/35	67,390
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.5760	09/25/57	530,602
442,145	RAAC Series Trust Series 2005-SP2 2A(d)	US0001M + 0.600%	5.2170	06/25/44	342,494
594,635	RAAC Series Trust Series 2007-RP3 A(c),(d)	US0001M + 0.380%	5.3770	10/25/46	564,983
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	US0001M + 3.150%	7.7670	08/25/33	485,588
					6,172,734

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.4% (Continued)
	STUDENT LOANS — 1.0%
40,244	AccessLex Institute Series 2004-2 B(d)	US0003M + 0.700%	5.5180	01/25/43	$ 37,110
2,315,000	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	US0001M + 4.240%	8.8570	11/26/40	2,517,122
224,622	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	187,880
97,520	L2L Education Loan Trust Series 2006-1A A3(c),(d)	US0001M + 0.340%	4.9280	06/15/31	94,168
34,700	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	US0001M + 0.450%	5.0670	04/26/23	31,213
16,287	SLM Student Loan Trust Series 2005-5 B(d)	US0003M + 0.250%	5.0680	10/25/40	12,804
31,539	SLM Student Loan Trust Series 2005-8 B(d)	US0003M + 0.310%	5.1280	01/25/55	28,882
259,133	Student Loan A.B.S Repackaging Trust Series 2007-1 3A1(c),(d)	US0003M + 0.215%	4.9510	11/27/30	251,882
					3,161,061
	WHOLE BUSINESS — 1.1%
3,085,225	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	US0001M + 0.400%	4.9910	10/20/40	2,704,959
73,804	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	US0001M + 2.150%	6.7410	10/20/40	57,463
147,834	Business Loan Express Business Loan Trust Series 2007-AX C(d)	US0001M + 2.150%	6.7410	10/20/40	115,102
621,159	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	7.2500	12/27/44	593,657
					3,471,181
	TOTAL ASSET BACKED SECURITIES (Cost $268,281,425)				254,339,518

	CORPORATE BONDS — 12.0%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	(5*(USISDA30*USISDA02))	0.0000	01/21/26	58,100
274,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	12/31/33	168,510
65,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	02/28/34	38,636
890,000	Nomura America Finance, LLC(d)	4*( USISDA30-USISDA02-0.25%)	0.0000	07/29/34	534,000
					$ 799,246

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	BANKING — 3.5%
190,000	Bank of Nova Scotia (The)(d)	(4*(USISDA30-USISDA02))	0.0000	06/27/33	112,100
120,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2)	0.0000	01/30/34	72,000
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS02 - 0.50%)	0.0000	08/28/34	59,500
75,000	Barclays Bank plc(d)	4*(USISDA10-USISDA02) - 1.00%	0.0000	01/23/26	70,012
525,000	Barclays Bank plc(d)	4.250*(USISDA30-USISDA02)	0.0000	09/13/28	402,281
50,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02)	0.0000	10/18/28	38,000
75,000	Barclays Bank plc(d)	4*(CMS10-CMS2-0.25%)	0.0000	08/15/33	46,125
58,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02-0.5%)	0.0000	04/25/34	34,510
70,000	Barclays Bank plc(d)	8*(USISDA30 - USISDA5 - 0.25%)	0.0000	07/31/34	43,050
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	106,200
430,000	Citigroup, Inc.(d)	4*([30YR CMS-5YR CMS]-.0.25%)	0.0000	06/11/33	260,150
1,037,000	Citigroup, Inc.(d)	4.5*(USISDA30-USISDA05)	0.0000	11/26/33	629,978
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02) - 1.00%	0.0000	12/29/34	311,805
55,000	Citigroup, Inc.(d)	20*(USISDA30-USISDA02 -0.875%)	0.0000	08/31/35	32,931
150,000	Credit Suisse A.G.(d)	8*(USISDA30-USISDA02)	8.8720	07/31/30	85,500
627,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	366,795
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	0.0000	09/30/30	168,000
220,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	01/29/31	128,700
766,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	0.0000	04/29/31	440,450
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	0.0000	10/31/31	640,000
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05-0.550%)	0.0000	01/31/33	69,900
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.40%)	0.0000	06/30/34	143,938
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.500%)	0.0000	08/28/34	725,918

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	BANKING — 3.5% (Continued)
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30 - USISDA02 - 0.25%)	0.0000	10/31/34	$ 2,325,219
961,000	Deutsche Bank A.G.(d)	4*(USISDA30 - USISDA02 - 0.25%)	0.0000	11/26/34	559,783
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02) - 8.750%	0.0000	03/27/35	424,350
75,000	Deutsche Bank A.G.(d)	15*(USISDA30 - USISDA02 - 0.875%)	0.0000	12/23/35	42,938
100,000	HSBC USA, Inc.(d)	6.250*(USISDA30-USISDA05)	0.0000	05/21/29	75,000
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+0.500%) - 0.500%	0.0000	01/31/33	120,000
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02 -0.25%)	0.0000	10/25/33	82,110
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02) - 1.400%	0.0000	11/27/33	398,974
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	0.0000	04/30/34	169,200
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30-USISDA5-0.25%)	0.0000	07/31/34	848,399
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)	0.0000	03/31/36	370,800
125,000	NatWest Markets plc(d)	4*(30YR CMS-2YR CMS-.25%)	0.0000	08/18/31	78,125
100,000	NatWest Markets plc(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	08/26/31	61,000
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	163,620
185,000	SG Structured Products, Inc.(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	07/29/31	120,250
744,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	0.0000	10/29/32	468,720
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	0.0000	01/31/35	151,235
135,000	STRATS, LLC(d)	US0006M + 1.000%	6.1520	02/15/34	106,559
					11,554,125
	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	0.0000	04/25/32	26,233
35,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	11/22/32	23,275
200,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	03/29/34	145,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	0.0000	03/29/34	42,600
50,000	Citigroup Global Markets Holdings, Inc.(d)	5*(USISDA30-USISDA02) - 1.250%	0.0000	12/14/36	30,625

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0000	03/19/29	$ 279,225
500,000	GS Finance Corporation(d)	7*(USISDA30-USISDA05) - 1.750%	0.0000	03/24/31	295,000
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(7.5*(USISDA30-USISDA02))	0.0000	05/31/34	58,200
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(8*(USISDA30-USISDA02))	0.0000	06/30/37	17,481
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(9*(USISDA30-USISDA02))	0.0000	07/31/37	712,480
446,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(9*(USISDA10-USISDA02))	0.0000	08/31/37	267,600
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10-USISDA02))	0.0000	08/31/37	90,000
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10-USISDA02))	0.0000	09/30/37	127,646
240,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8.5*(USISDA30-USISDA02)	0.0000	10/31/37	147,683
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(8*(USISDA30-USISDA02))	0.0000	01/31/38	67,100
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(7.5*(USISDA30-USISDA02)) + 0.750%	4.2790	02/28/38	531,495
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	US0003M + 4.000%	5.0000	03/20/40	251,663
115,000	Morgan Stanley(b)		8.0000	03/21/27	93,438
56,000	Morgan Stanley(d)	(4*(USISDA30-USISDA05))	0.0000	06/28/28	41,440
1,015,000	Morgan Stanley(d)	(8*(USISDA30-USISDA05))	0.0000	09/27/28	767,594
753,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	10/15/28	568,515
100,000	Morgan Stanley(b)		0.0000	06/29/29	87,000
3,588,000	Morgan Stanley(d)	(10*(USISDA30-USISDA02))	0.0000	04/30/30	2,529,540
1,388,000	Morgan Stanley(d)	(10*(USISDA30-USISDA02))	0.0000	05/29/30	978,540
403,000	Morgan Stanley(d)	(10*(USISDA30-USISDA02))	0.0000	06/30/30	286,130
182,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	07/31/30	127,400
290,000	Morgan Stanley(d)	(8.5*(USISDA30-USISDA02))	0.0000	08/19/30	203,725
216,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	08/31/30	151,200
285,000	Morgan Stanley(d)	(10*(USISDA30-USISDA02))	0.0000	09/30/30	195,225
151,000	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	10/30/30	104,190

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
171,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	10/30/30	$ 102,919
50,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	11/30/30	30,137
167,000	Morgan Stanley(b)		0.0000	03/31/31	127,755
20,000	Morgan Stanley(b)		0.0000	03/31/31	14,300
89,000	Morgan Stanley(b)		8.5000	05/31/31	65,415
100,000	Morgan Stanley(b)		0.0000	06/30/31	76,000
114,000	Morgan Stanley(b)		8.5000	07/29/31	83,790
228,200	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	09/16/31	148,330
117,000	Morgan Stanley(d)	(6*(USISDA30-USISDA02))	0.0000	01/30/34	73,125
209,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	03/31/34	120,175
287,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	05/30/34	165,025
220,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	07/31/34	126,500
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	08/29/34	71,390
120,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	09/30/34	70,800
238,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	10/08/34	140,420
233,000	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	10/31/34	142,713
30,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	11/28/34	17,700
230,000	Morgan Stanley(d)	(4.5*(USISDA30-USISDA02))	0.0000	12/31/34	133,400
304,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	01/30/35	185,440
473,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	02/27/35	271,975
438,000	Morgan Stanley(d)	(6*(USISDA30-USISDA02))	0.0000	03/31/35	262,253
532,000	Morgan Stanley(d)	(9*(USISDA30-USISDA02))	0.0000	04/30/35	391,020
73,000	Morgan Stanley(b)		0.0000	05/29/35	53,655
120,000	Morgan Stanley(b)		0.0000	06/30/35	88,200
268,000	Morgan Stanley(b)		0.0000	07/31/35	196,980
79,000	Morgan Stanley(b)		0.0000	09/30/35	58,065

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
109,000	Morgan Stanley(b)		0.0000	11/30/35	$ 80,115
134,000	Morgan Stanley(d)	(9*(USISDA30-USISDA02))	0.0000	12/23/35	98,490
816,000	Morgan Stanley(d)	(10*(USISDA30-USISDA02))	0.0000	02/29/36	538,560
					13,181,890
	LEISURE FACILITIES & SERVICES — 0.2%
583,937	Times Square Hotel Trust(c)		8.5280	08/01/26	580,602

	OIL & GAS PRODUCERS — 0.1%
320,000	Petroleos Mexicanos		6.7500	09/21/47	207,807

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(g)
110,000	American Tower Trust #1(c)		3.6520	03/23/28	97,864
	SPECIALTY FINANCE — 4.0%
185,414	Fort Knox Military Housing Privatization Project(d)	US0001M + 0.340%	4.9280	02/15/52	131,200
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	US0006M + 2.050%	6.9810	05/01/32	2,395,860
498,000	Morgan Stanley Finance, LLC(d)	15%*(USISDA30 - USISDA02)	0.0000	04/30/33	323,700
541,000	Morgan Stanley Finance, LLC(d)	(10*(USISDA30-USISDA02))	0.0000	06/30/36	346,240
215,000	Morgan Stanley Finance, LLC(d)	(15*(USISDA30-USISDA02))	0.0000	07/29/36	139,750
3,474,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	08/31/36	2,275,470
788,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	09/30/36	516,140
4,218,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	11/29/36	2,762,789
1,269,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	01/31/37	831,195
361,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	04/28/37	236,455
267,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	07/31/37	174,885
2,014,000	Morgan Stanley Finance, LLC(d)	(10*(USISDA30-USISDA02))	0.0000	09/29/37	1,258,750
158,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30-USISDA02))	0.0000	09/29/37	103,490
1,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	9.4660	09/15/23	992,997

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.0% (Continued)
	SPECIALTY FINANCE — 4.0% (Continued)
46,852	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	5.6130	07/03/33	$ 44,280
634,876	Select Notes Trust LT		5.9100	02/22/33	531,539
					13,064,740
	TOTAL CORPORATE BONDS (Cost $54,897,512)				39,486,274

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.5000	07/09/30	55,540
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	7,534
1,185,000	Argentine Republic Government International Bond(e)		1.5000	07/09/35	339,896
					402,970
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)		0.0000	06/30/34	588,040

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,435,503)				991,010

	U.S. GOVERNMENT & AGENCIES — 3.0%
	AGENCY MBS OTHER — 0.0%(g)
36,671	Fannie Mae Pool 257064		4.5000	11/01/37	35,714
69,428	Ginnie Mae II Pool BU6365(b)		4.5990	04/20/70	68,684
					104,398
	U.S. TREASURY NOTES — 3.0%
10,000,000	United States Treasury Note		3.5000	02/15/33	9,660,937

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,880,429)				9,765,335

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
Fair Value

TOTAL INVESTMENTS – 92.7% (Cost $334,494,869)	$ 304,582,137
OTHER ASSETS IN EXCESS OF LIABILITIES- 7.3%	24,052,938
NET ASSETS - 100.0%	$ 328,635,075

CREDIT DEFAULT SWAP AGREEMENTS

Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/
								(Depreciation)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	$20,000,000	(247,897)	(181,396)	(66,501)
INTEREST RATE SWAP
Reference Entity	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/
								(Depreciation)
1 Year SOFR Compound Index	Annual	GS	0.9975%	1/25/2024	100,000,000	4,125,824	-	4,125,824

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
CMS10	10 Year Constant Maturity Swap Rate
CMS30	30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month ACT/360
EUR006M	Euribor 6 Month ACT/360
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by Country United States
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA02	2 Year Swap
USISDA05	5 Year Swap
USISDA30	30 Year Swap

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023 the total market value of 144A securities is 179,145,514 or 54.5% of net assets.
(d)	Variable rate security; the rate shown represents the rate on February 28, 2023.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at February 28, 2023.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of February 28, 2023.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5%
	ALTERNATIVE - 3.2%
9,054	iMGP DBi Managed Futures Strategy ETF	$ 256,953
9,482	IQ Merger Arbitrage ETF(a)	296,502
8,138	ProShares Merger ETF	310,745
1,937	Simplify Managed Futures Strategy ETF	52,803
		917,003
	COMMODITY - 1.8%
795	Invesco DB Agriculture Fund	16,051
10,014	Invesco Optimum Yield Diversified Commodity	142,499
1,434	iShares Gold Trust(a),(b)	49,645
372	KraneShares Global Carbon Strategy ETF	15,085
717	ProShares UltraShort Bloomberg Crude Oil(a)	18,083
824	SPDR Gold Shares(a),(b)	139,899
2,124	United States Commodity Index Fund(a)	114,696
1,036	United States Natural Gas Fund, L.P.(a)	9,448
		505,406
	EQUITY - 31.5%
140	AdvisorShares Dorsey Wright ADR ETF	6,800
4,196	AdvisorShares Pure Cannabis ETF	14,099
594	AdvisorShares STAR Global Buy-Write ETF	20,970
2,065	Alerian MLP ETF	80,287
3,429	ALPS Medical Breakthroughs ETF(a)	103,855
516	ARK Innovation ETF(a)	20,444
1,147	Cambria Cannabis ETF	7,759
1,028	Columbia India Consumer ETF	45,813
185	Consumer Discretionary Select Sector SPDR Fund	26,925
25	Core Alternative ETF	751
4	Direxion NASDAQ-100 Equal Weighted Index Shares	277
603	Energy Select Sector SPDR Fund	50,465
1,146	ETFMG Travel Tech ETF(a)	20,800
2,235	First Trust DJ Global Select Dividend Index Fund	50,913
229	First Trust Dow Jones Internet Index Fund(a)	31,341
2,585	First Trust Financial AlphaDEX Fund	114,722
1,234	First Trust Global Wind Energy ETF	21,262
1,837	FlexShares Morningstar Emerging Markets Factor	88,050

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 31.5% (Continued)
1,886	Global X MSCI Argentina ETF	$ 74,912
109	Global X MSCI China Consumer Discretionary ETF	2,163
1,767	Global X MSCI Nigeria ETF	15,179
508	Global X MSCI Norway ETF	12,964
87	Global X SuperDividend ETF	2,114
2,701	Global X Uranium ETF	56,532
1,680	Goldman Sachs Hedge Industry VIP ETF	127,124
33	Invesco DWA Consumer Cyclicals Momentum ETF	2,270
39	Invesco DWA Financial Momentum ETF	1,682
264	Invesco DWA SmallCap Momentum ETF	20,336
679	Invesco FTSE RAFI Canadian Fundamental Index	17,486
18,260	Invesco FTSE RAFI Emerging Markets ETF	326,671
726	Invesco KBW Bank ETF	40,896
190	Invesco KBW Property & Casualty ETF	17,208
463	Invesco Raymond James SB-1 Equity ETF	27,011
1,116	Invesco S&P 500 BuyWrite ETF	23,391
4,977	Invesco S&P 500 Downside Hedge ETF	161,603
5,070	Invesco S&P 500 Equal Weight ETF	743,263
1,632	Invesco S&P 500 Pure Value ETF	133,563
6,972	Invesco S&P SmallCap Energy ETF	71,602
478	Invesco S&P SmallCap Information Technology ETF(a)	62,317
40	Invesco S&P SmallCap Utilities & Communication Services ETF	2,298
36	Invesco Solar ETF(a)	2,674
123	Invesco Water Resources ETF	6,519
467	IQ US Real Estate Small Cap ETF	9,163
1,511	iShares Biotechnology ETF	192,169
2,295	iShares China Large-Cap ETF	64,168
363	iShares Dow Jones Asia Pacific Select Dividend 50 UCIT ETF	8,908
142	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	1,345
5,517	iShares EURO STOXX Banks 30-15 UCITS ETF DE, EUR DIST Class	66,470
160	iShares EURO STOXX Mid UCITS ETF	10,994
37	iShares Expanded Tech-Software Sector ETF	10,322
14	iShares Exponential Technologies ETF	711
86	iShares Global Clean Energy ETF	1,651

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 31.5% (Continued)
1,375	iShares Latin America 40 ETF	$ 32,684
4,318	iShares Micro-Cap ETF	495,535
166	iShares Mortgage Real Estate ETF	4,002
294	iShares MSCI All Country Asia ex Japan ETF	19,248
1,135	iShares MSCI Australia ETF	25,969
618	iShares MSCI Brazil ETF	16,853
35	iShares MSCI Chile ETF	984
1,520	iShares MSCI China Small-Cap ETF	54,648
1,741	iShares MSCI EAFE ETF	120,738
62	iShares MSCI Emerging Markets ETF	2,370
591	iShares MSCI Emerging Markets Small-Cap ETF	29,455
2,221	iShares MSCI Frontier and Select EM ETF	54,948
230	iShares MSCI Germany Small-Cap ETF	14,204
368	iShares MSCI Global Multifactor ETF	12,068
23	iShares MSCI Hong Kong ETF	469
10	iShares MSCI India ETF(a)	388
3,724	iShares MSCI India Small-Cap ETF	186,386
2,668	iShares MSCI Indonesia ETF	61,124
154	iShares MSCI International Momentum Factor ETF	4,871
218	iShares MSCI Ireland ETF	11,362
892	iShares MSCI Japan ETF	49,898
227	iShares MSCI Japan Small-Cap ETF	14,903
217	iShares MSCI Philippines ETF	5,731
550	iShares MSCI Saudi Arabia ETF	19,954
89	iShares MSCI South Africa ETF	3,647
13	iShares MSCI South Korea ETF	761
334	iShares MSCI Taiwan ETF	14,592
162	iShares MSCI Thailand ETF	11,518
202	iShares MSCI UAE ETF	2,959
329	iShares MSCI United Kingdom ETF	10,620
2,178	iShares MSCI United Kingdom Small-Cap ETF	71,939
1,792	iShares MSCI USA Momentum Factor ETF	249,572
4,790	iShares Russell 1000 Value ETF	736,847
1,283	iShares Russell 2000 ETF	241,435

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 31.5% (Continued)
2,981	iShares Russell 2000 Value ETF	$ 442,977
6,111	iShares Russell Mid-Cap Value ETF	673,189
142	iShares S&P/TSX Global Gold Index ETF	1,735
112	iShares S&P/TSX SmallCap Index ETF	1,523
1,315	iShares STOXX Europe 600 Banks UCITS ETF	23,103
4	iShares STOXX Europe 600 Basic Resources UCITS ETF	264
1,666	iShares STOXX Europe 600 Insurance UCITS ETF	59,479
200	iShares STOXX Europe 600 Travel & Leisure UCITS	4,497
99	iShares U.S. Financial Services ETF	16,697
81	iShares US Consumer Discretionary ETF	5,128
48	iShares US Pharmaceuticals ETF	8,453
4,537	KraneShares CSI China Internet ETF(a)	132,435
10	Materials Select Sector SPDR Fund	818
22	Schwab Fundamental Emerging Markets Large Company	556
305	SPDR EURO STOXX 50 ETF	13,069
423	SPDR FactSet Innovative Technology ETF	48,073
4	SPDR S&P 1500 Value Tilt ETF	575
1,463	SPDR S&P Emerging Asia Pacific ETF	142,941
78	SPDR S&P Emerging Markets Dividend ETF	1,948
1,057	SPDR S&P Insurance ETF	45,768
233	SPDR S&P Metals & Mining ETF	13,097
2	SPDR S&P Oil & Gas Exploration & Production ETF	266
108	SPDR S&P Regional Banking ETF	6,648
816	SPDR S&P Retail ETF	54,223
608	VanEck Africa Index ETF	9,880
5,581	VanEck Brazil Small-Cap ETF	73,948
5,425	VanEck ChiNext ETF(a)	174,374
1,413	VanEck Egypt Index ETF	25,830
284	VanEck Israel ETF	10,157
315	VanEck Mortgage REIT Income ETF	3,928
6,095	VanEck Russia ETF	2,072
1,504	VanEck Russia Small-Cap ETF	572
5	VanEck Semiconductor ETF	1,197
719	VanEck Vietnam ETF	8,096

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	EQUITY - 31.5% (Continued)
3,238	Vanguard Extended Market ETF	$ 468,701
3,801	Vanguard FTSE Emerging Markets ETF	149,835
252	Vanguard Real Estate ETF	21,601
1,386	Vanguard Total World Stock ETF	124,504
2,572	VictoryShares US EQ Income Enhanced Volatility Weighted ETF	160,467
2,040	WisdomTree Europe SmallCap Dividend Fund	121,600
442	WisdomTree International SmallCap Dividend Fund	27,174
1,376	WisdomTree Japan Hedged Equity Fund	96,499
621	WisdomTree Japan Hedged SmallCap Equity Fund	29,870
2,586	Xtrackers Harvest CSI 300 China A-Shares ETF	75,873
1,933	Xtrackers Harvest CSI 500 China A-Shares ETF	63,138
2,216	Xtrackers MSCI All China Equity ETF	65,598
		9,018,270
	FIXED INCOME - 37.0%
7,902	BlackRock Short Maturity Municipal Bond ETF	393,045
4,660	BlackRock Ultra Short-Term Bond ETF	233,932
51,508	CI Canadian Convertible Bond ETF	363,315
798	First Trust Emerging Markets Local Currency Bond ETF	21,051
14,848	First Trust Low Duration Opportunities ETF	707,507
577	First Trust Municipal High Income ETF	26,805
8,509	First Trust Preferred Securities and Income ETF	149,843
37,828	First Trust Senior Loan ETF	1,717,770
25,274	High Yield ETF	673,426
3,239	Highland/iBoxx Senior Loan ETF	47,953
757	Invesco Financial Preferred ETF	11,794
48,348	Invesco Global Short Term High Yield Bond ETF	940,852
74	Invesco Senior Loan ETF	1,550
883	Invesco Variable Rate Preferred ETF	20,477
747	iShares 0-3 Month Treasury Bond ETF	75,021
3,758	iShares 0-5 Year TIPS Bond ETF	365,691
417	iShares 7-10 Year Treasury Bond ETF	39,932
3,419	iShares Agency Bond ETF	364,773
36,269	iShares Barclays USD Asia High Yield Bond Index ETF	245,541
127	iShares CMBS ETF	5,860

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	FIXED INCOME - 37.0% (Continued)
685	iShares Floating Rate Bond ETF	$ 34,798
2,945	iShares iBoxx $ High Yield Corporate Bond ETF	219,491
1,082	iShares J.P. Morgan EM High Yield Bond ETF	38,184
173	iShares JP Morgan EM Corporate Bond ETF	7,468
2,968	iShares JP Morgan USD Emerging Markets Bond ETF	252,992
94	iShares MBS ETF	8,743
322	iShares Preferred & Income Securities ETF	10,529
964	PIMCO Enhanced Short Maturity Active ETF	95,851
2,942	ProShares Short 20+ Year Treasury	65,665
10,599	SPDR Blackstone Senior Loan ETF	442,932
34,336	SPDR Blbg Investment Grade Floating Rate ETF	1,053,428
5,621	SPDR Bloomberg Convertible Securities ETF	376,888
4,944	SPDR Bloomberg Euro High Yield Bond UCITS ETF	259,162
879	SPDR Bloomberg High Yield Bond ETF	80,332
14,090	SPDR Doubleline Total Return Tactical ETF	568,532
113	SPDR Nuveen Bloomberg High Yield Municipal Bond	2,789
6,680	VanEck Emerging Markets High Yield Bond ETF	122,778
583	VanEck Fallen Angel High Yield Bond ETF	15,963
53	VanEck High Yield Muni ETF	2,705
3,965	VanEck International High Yield Bond ETF	78,983
1,661	VanEck J. P. Morgan EM Local Currency Bond ETF	40,578
3,405	Vanguard Long-Term Treasury ETF	213,630
179	Vanguard Mortgage-Backed Securities ETF	8,193
947	Vanguard Total International Bond ETF	45,229
1,543	Vanguard Ultra Short Bond ETF	75,746
1,451	WisdomTree Emerging Markets Local Debt Fund	37,773
889	WisdomTree Interest Rate Hedged High Yield Bond	18,638
		10,584,138
	MIXED ALLOCATION - 0.6%
6	First Trust Dorsey Wright Dynamic Focus 5 ETF	210
1,121	Gadsden Dynamic Multi-Asset ETF	32,619
187	iShares Morningstar Multi-Asset Income ETF	3,624
120	SPDR SSgA Income Allocation ETF	3,635

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5% (Continued)
	MIXED ALLOCATION - 0.6% (Continued)
5,082	SPDR SSgA Multi-Asset Real Return ETF	$ 139,908
		179,996
	SPECIALTY - 0.4%
3,822	WisdomTree Bloomberg U.S. Dollar Bullish Fund	101,130

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,355,491)	21,305,943

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.1%
133	iPath Series B Bloomberg Grains Subindex Total Return ETN(a),(b)	9,746

	SPECIALTY - 0.0%(c)
787	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	9,082

	TOTAL EXCHANGE-TRADED NOTES (Cost $22,611)	18,828

	OPEN END FUNDS — 18.1%
	ALTERNATIVE - 10.3%
17,982	AQR Managed Futures Strategy Fund, Class I	158,783
90,270	Easterly Hedged Equity Fund, Class R6(d)	951,446
86,585	Kellner Merger Fund, Institutional Class	941,182
54,045	Merger Fund (The), Class V	915,517
126	NexPoint Merger Arbitrage Fund, Class Z	2,497
		2,969,425
	FIXED INCOME - 7.8%
24,517	American Beacon Sound Point Floating Rate Income, Class Y	204,231
205,435	Easterly Income Opportunities Fund, Class R6(d)	2,019,426
		2,223,657
	TOTAL OPEN END FUNDS (Cost $5,557,767)	5,193,082

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Fair Value
TOTAL INVESTMENTS – 92.7% (Cost $28,935,869)	$ 26,517,853
OTHER ASSETS IN EXCESS OF LIABILITIES- 7.3%	2,102,052
NET ASSETS - 100.0%	$ 28,619,905

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	03/22/2023	Brown Brothers Harriman	4,228,679	$ 31,155	$ (449)
Mexican Peso	03/22/2023	Brown Brothers Harriman	32,394	1,763	34
				$ 32,918	$ (415)

To Sell:
Australian Dollar	03/22/2023	Brown Brothers Harriman	99,523	$ 66,999	$ 1,328
British Pound	03/22/2023	Brown Brothers Harriman	205,732	247,548	(825)
Canadian Dollar	03/22/2023	Brown Brothers Harriman	567,472	415,944	5,611
Euro	03/22/2023	Brown Brothers Harriman	637,226	675,032	6,003
Swiss Franc	03/22/2023	Brown Brothers Harriman	4,417	4,701	79
				$ 1,410,224	$ 12,196
Total					$ 11,781

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

BBH	Brown Brothers Harriman
DB	Deutsche Bank
GS	Goldman Sachs

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the ETHCF Ltd.
(c)	Percentage rounds to less than 0.1%.
(d)	Affiliated Issuer
(e)	Rate disclosed is the seven day effective yield as of February 28, 2023.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

TOTAL RETURN SWAP - 0.0%
Notional Amount	Description and Payment Frequency	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Appreciation/ (Depreciation)
86,221	Monthly - S&P 500 Equal Weighted Index	14	Goldman Sachs	5/22/2023	Pay	0.5260	$ -
$ -

	TOTAL RETURN SWAP - 0.4%						Unrealized Appreciation/ (Depreciation)

The Deutsche Bank Total Return Swap with a payment frequency of maturity, provides exposure to the daily, total returns of the Easterly Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 58,245 and requires the fund to pay interest at the rate of 4.87% on the Notional Value outstanding. The Easterly Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The Easterly Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the Easterly Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Easterly Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and expires on July 30, 2024. (Notional Value $6,487,613)							$ 124,210
$ 124,210
TOTAL RETURN SWAP - (0.0) %
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy with a quarterly payment frequency, is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk . The number of shares is 5,891 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on February 3, 2023 and expires on February 8, 2024. (Notional Value $639,757)							$ (8,219)
$ (8,219)
TOTAL RETURN SWAP - 0.1%

The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) with an annual payment frequency, is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly . The GS i-Select Index is actively managed by Easterly . The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index.The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on February 3, 2023 and expires on February 7, 2024. (Notional Value $1,876,401)							$ 15,048
$ 15,048
TOTAL RETURN SWAP - 0.01%

The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy with a quarterly payment frequency, is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 4,802 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on February 3, 2023 and expires on February 8, 2024. (Notional Value $855,954)							$ 21,154
$ 21,154

TOTAL RETURN SWAP - 0.0%

The Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy (“GS Credit Vol Carry”) with a quarterly payment frequency, is designed to harvest the volatility risk premium in credit markets via the HYG ETF. The strategy sells 3x levered ATM calls and puts on the HYG ETF and also buys back 3x levered 5 and 10 delta puts. The delta is hedged intraday every 30 minutes. The swap became effective on December 27, 2022, and has a maturity date of March 28, 2023. The number of shares is 3,491 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. (Notional Value $422,620)							$ 513
$ 513
TOTAL RETURN SWAP - 0.0%

The Goldman Sachs Volatility Carry US Series 107 Excess Return Strategy (“GS Eq Intra-Weekly Vol Carry”) with a quarterly payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells ultra-short dated put options (~2 days maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on December 27, 2022, and has a maturity date of March 28, 2023. The number of shares is 3,616 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. (Notional Value $382,697)							$ 4,962
$ 4,962
TOTAL RETURN SWAP - 0.0%

The Goldman Sachs Volatility Carry US Series 97 Excess Return Strategy (“GS Eq Weekly Vol Carry”) with an annual payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells short dated put options (~1 week maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on December 27, 2022, and has a maturity date of March 28, 2023. The number of shares is 2,746 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. (Notional Value $344,489)							$ 5,205
$ 5,205

TOTAL RETURN SWAP - 0.1%

The Goldman Sachs VX Volatility Carry Series 11 Excess Return Strategy (“GS VIX Vol Carry”) with a quarterly payment frequency, is a synthetic rules-based propriety strategy created by Goldman Sachs International as Strategy Sponsor. The Strategy aims to benefit from capturing the premium associated with near-the-money VIX options. Each day, the Strategy sells one month, 35- to 45-delta strangles on the VIX index, providing short exposure to Put and Call options on the VIX. The Strategy is then delta hedged intraday at 30 minute intervals (subject to hedging threshold parameters). The number of shares is 2,197 and requires the fund to pay interest at the rate of 0.00% on the Notional Value outstanding. The swap became effective on December 15, 2022 and expires on September 20, 2023. (Notional Value $404,915)							$ 16,263
$ 16,263

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Easterly Deutsche Bank Swap Top 50 Holdings
FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts			Expiration	Notional Value at February 28, 2023		Value and Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Loss
4	E-Mini S&P 500			3/17/2023	786,425		$ (6,069)	(4.89)%
5	Eurodollar			9/18/2023	1,281,874		(3,050)	(2.46)%

							(9,119)
Number of Contracts	Open Short Future Contracts			Expiration	Notional Value at February 28, 2023		Value and Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain
(3)	2 year Euro-Schatz			3/8/2023	(354,298)		$ 2,513	2.02%
(3)	2 year US Treasury Notes			6/30/2023	(623,918)		988	0.80%
(3)	3 month Euro (EURIBOR)			12/18/2023	(687,045)		2,875	2.31%
(1)	3 month Euro (EURIBOR)			6/17/2024	(382,826)		2,804	2.26%
(1)	3 Month SONIA Index Futures			3/19/2024	(330,321)		1,584	1.28%
(3)	Euro-BOBL			3/8/2023	(402,925)		8,033	6.47%
(3)	Euro-BUND			3/8/2023	(475,555)		8,942	7.20%
(2)	SOFR 3month Futures			12/19/2023	(539,474)		1,283	1.03%
(2)	SOFR 3month Futures			3/19/2024	(461,407)		2,097	1.69%

							31,119

	TOTAL FUTURES CONTRACTS						$ 22,000

PURCHASED CALL OPTIONS*

	Description	Counterparty		Notional Value at February 28, 2023	Exercise Price	Expiration	Fair Value	Percentage of Total Return Swap Unrealized Gain
	CNH/USD	Deutsche Bank		332,381	7.07	4/3/2023	$ 921	0.74%
	HKD/USD	Deutsche Bank		364,840	7.78	6/14/2023	2,388	1.92%
	USD/EUR	Deutsche Bank		406,288	1.17	8/10/2023	445	0.36%
	USD/EUR	Deutsche Bank		406,288	1.16	8/21/2023	697	0.56%
	USD/EUR	Deutsche Bank		406,288	1.20	1/24/2024	1,057	0.85%

	TOTAL PURCHASED CALL OPTIONS						$ 5,508

FORWARD CURRENCY CONTRACTS +*
Units to Receive/Deliver		In Exchange For		Counterparty	Settlement Date	US Dollar Value	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
To Buy:
(2,836,630)	CNH	451,005	USD	Deutsche Bank	3/13/2023	462,734	11,729	9.44%
(487,545)	CNH	600,462	USD	Deutsche Bank	3/15/2023	612,759	12,297	9.90%
(13,278,019)	HKD	1,697,609	USD	Deutsche Bank	5/31/2023	1,697,635	26	0.02%
(13,263,419)	HKD	1,697,609	USD	Deutsche Bank	6/2/2023	1,699,399	1,790	1.44%
(6,818,943)	HKD	873,149	USD	Deutsche Bank	7/10/2023	873,691	542	0.44%
(471,294)	HKD	655,663	USD	Deutsche Bank	11/7/2023	655,663	-	0.00%
(6,456,497)	HKD	830,952	USD	Deutsche Bank	1/16/2024	830,403	(549)	(0.44)%
(3,057,046)	HKD	664,762	USD	Deutsche Bank	1/22/2024	664,546	(215)	(0.17)%
(2,349,533)	HKD	332,381	USD	Deutsche Bank	1/26/2024	332,295	(86)	(0.07)%
(6,455,669)	HKD	830,952	USD	Deutsche Bank	2/1/2024	830,753	(199)	(0.16)%
(12,521,336)	HKD	655,673	USD	Deutsche Bank	2/6/2024	655,414	(259)	(0.21)%
(6,375,355)	HKD	819,591	USD	Deutsche Bank	2/22/2024	819,340	(251)	(0.20)%
(6,377,698)	HKD	819,591	USD	Deutsche Bank	2/23/2024	819,424	(167)	(0.13)%
(475,357)	HKD	655,673	USD	Deutsche Bank	2/29/2024	655,627	(46)	(0.04)%
(2,551,206)	HKD	327,837	USD	Deutsche Bank	3/4/2024	327,822	(15)	(0.01)%
(2,583,194)	SGO	358,673	USD	Deutsche Bank	11/29/2023	358,460	(212)	(0.17)%
(497,619)	TWD	412,190	USD	Deutsche Bank	3/24/2023	413,118	929	0.75%

							25,313
To Sell:
6,839,375	HKD	(873,149)	USD	Deutsche Bank	3/9/2023	871,687	(1,462)	(1.18)%
4,507,876	HKD	(575,564)	USD	Deutsche Bank	3/21/2023	574,871	(693)	(0.56)%
6,748,324	HKD	(862,097)	USD	Deutsche Bank	3/23/2023	860,660	(1,437)	(1.16)%
12,838,832	HKD	(1,638,682)	USD	Deutsche Bank	3/31/2023	1,638,491	(191)	(0.15)%
6,459,821	HKD	(830,965)	USD	Deutsche Bank	10/13/2023	830,965	-	0.00%
5,158,749	HKD	(664,787)	USD	Deutsche Bank	10/20/2023	664,787	-	0.00%
2,585,191	HKD	(332,386)	USD	Deutsche Bank	10/26/2023	332,386	-	0.00%
6,460,559	HKD	(830,980)	USD	Deutsche Bank	11/1/2023	830,980	-	0.00%
5,107,693	HKD	(655,683)	USD	Deutsche Bank	11/6/2023	655,683	-	0.00%
6,378,634	HKD	(819,604)	USD	Deutsche Bank	11/22/2023	819,604	-	0.00%
6,381,494	HKD	(819,601)	USD	Deutsche Bank	11/24/2023	819,601	-	0.00%
5,108,021	HKD	(655,683)	USD	Deutsche Bank	11/30/2023	655,683	-	0.00%
5,114,906	HKD	(655,673)	USD	Deutsche Bank	2/7/2024	656,032	358	0.29%
31,117,972	IND	(375,790)	USD	Deutsche Bank	3/9/2023	376,139	348	0.28%
556,998	SGO	(417,816)	USD	Deutsche Bank	3/17/2023	412,785	(5,031)	(4.05)%
500,594	SGO	(358,678)	USD	Deutsche Bank	5/30/2023	358,678	-	0.00%
351,523	USD	(330,368)	EUR	Deutsche Bank	3/28/2023	331,045	677	0.55%

							(7,431)

	TOTAL FORWARD CURRENCY CONTRACTS						17,882

						All Other Investments	78,820
						Total Unrealized Appreciation of Swap	$ 124,210

+ Foreign currency transactions are done by notional and not by contracts
* Non-income producing securities
Currency Abbreviations:
CNH - Chinese Yuan Renminbi			IND - Indian Rupee			USD - U.S. Dollar
EUR - Euro			SGO - Singapore Dollar
HKD - Hong Kong Dollar			TWD - New Taiwan Dollar

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
4	S&P 500 Index	Goldman Sachs	15,006	3/17/2023	$ 3,865	$ 521
4	S&P 500 Index	Goldman Sachs	14,264	3/17/2023	$ 3,870	481
6	S&P 500 Index	Goldman Sachs	23,377	3/17/2023	$ 3,890	702
4	S&P 500 Index	Goldman Sachs	17,486	3/17/2023	$ 3,925	418
4	S&P 500 Index	Goldman Sachs	16,902	3/17/2023	$ 3,930	391
5	S&P 500 Index	Goldman Sachs	17,910	3/17/2023	$ 3,955	344
6	S&P 500 Index	Goldman Sachs	24,590	3/17/2023	$ 3,980	383
6	S&P 500 Index	Goldman Sachs	24,821	3/17/2023	$ 3,990	354
3	S&P 500 Index	Goldman Sachs	10,862	3/17/2023	$ 3,995	148
4	S&P 500 Index	Goldman Sachs	16,287	3/17/2023	$ 4,000	211
11	S&P 500 Index	Goldman Sachs	43,540	3/17/2023	$ 4,005	538
9	S&P 500 Index	Goldman Sachs	36,989	3/17/2023	$ 4,010	435
13	S&P 500 Index	Goldman Sachs	50,390	3/17/2023	$ 4,020	535
3	S&P 500 Index	Goldman Sachs	11,186	3/17/2023	$ 4,030	107
13	S&P 500 Index	Goldman Sachs	51,221	3/17/2023	$ 4,040	436
3	S&P 500 Index	Goldman Sachs	12,977	3/17/2023	$ 4,045	104
3	S&P 500 Index	Goldman Sachs	11,743	3/17/2023	$ 4,050	89
4	S&P 500 Index	Goldman Sachs	17,267	3/17/2023	$ 4,085	83
15	S&P 500 Index	Goldman Sachs	60,347	3/17/2023	$ 4,090	271
13	S&P 500 Index	Goldman Sachs	53,069	3/17/2023	$ 4,095	222
19	S&P 500 Index	Goldman Sachs	73,899	3/17/2023	$ 4,105	267
8	S&P 500 Index	Goldman Sachs	30,755	3/17/2023	$ 4,130	75
8	S&P 500 Index	Goldman Sachs	29,888	3/17/2023	$ 4,135	67
7	S&P 500 Index	Goldman Sachs	29,276	3/17/2023	$ 4,140	61
9	S&P 500 Index	Goldman Sachs	35,697	3/17/2023	$ 4,150	63
15	S&P 500 Index	Goldman Sachs	59,840	3/17/2023	$ 4,155	96
9	S&P 500 Index	Goldman Sachs	36,990	3/17/2023	$ 4,160	55
7	S&P 500 Index	Goldman Sachs	28,200	3/17/2023	$ 4,180	29
6	S&P 500 Index	Goldman Sachs	23,635	3/17/2023	$ 4,200	17
3	S&P 500 Index	Goldman Sachs	10,600	4/21/2023	$ 3,975	312
4	S&P 500 Index	Goldman Sachs	14,930	4/21/2023	$ 4,000	386
4	S&P 500 Index	Goldman Sachs	17,661	4/21/2023	$ 4,010	432
5	S&P 500 Index	Goldman Sachs	20,090	4/21/2023	$ 4,025	451
5	S&P 500 Index	Goldman Sachs	18,683	4/21/2023	$ 4,030	407
6	S&P 500 Index	Goldman Sachs	22,424	4/21/2023	$ 4,040	460
6	S&P 500 Index	Goldman Sachs	22,267	4/21/2023	$ 4,060	403
3	S&P 500 Index	Goldman Sachs	11,704	4/21/2023	$ 4,115	145
4	S&P 500 Index	Goldman Sachs	16,730	4/21/2023	$ 4,120	199
5	S&P 500 Index	Goldman Sachs	19,288	4/21/2023	$ 4,125	221
4	S&P 500 Index	Goldman Sachs	17,361	4/21/2023	$ 4,175	133
3	S&P 500 Index	Goldman Sachs	11,991	5/19/2023	$ 4,140	206

						11,258

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(102)	Apple, Inc.	Goldman Sachs	(14,984)	3/17/2023	$ 155	$ (85)
(82)	Apple, Inc.	Goldman Sachs	(12,087)	3/17/2023	$ 145	(424)
(48)	Berkshire Hathaway, Inc.	Goldman Sachs	(14,765)	3/17/2023	$ 310	(137)
(449)	Cisco Systems, Inc.	Goldman Sachs	(21,718)	3/17/2023	$ 48	(690)
(29)	Deere & Company	Goldman Sachs	(12,317)	3/17/2023	$ 410	(445)
(100)	Exxon Mobil Corporation	Goldman Sachs	(11,045)	3/17/2023	$ 115	(76)
(62)	Target Corporation	Goldman Sachs	(10,486)	3/17/2023	$ 168	(314)
(212)	The Coca-Cola Company	Goldman Sachs	(12,608)	3/17/2023	$ 60	(113)
(78)	Walmart, Inc.	Goldman Sachs	(11,102)	3/17/2023	$ 145	(76)
						(2,360)

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings
FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts		Notional Value at February 28, 2023	Expiration
0	Brent Crude Future		18,386	3/31/2023
0	Brent Crude Future		18,249	4/28/2023
1	Corn Future		29,837	5/12/2023
0	LME Copper Future		31,043	7/17/2023
0	LME Copper Future		31,043	8/14/2023
1	LME Pri Alum Future		38,142	7/17/2023
1	LME Pri Alum Future		38,341	8/14/2023
1	Soybean Future		84,039	5/12/2023
2	Sugar #11 (World)		54,445	6/30/2023
2	Sugar #11 (World)		54,140	9/29/2023

Number of Contracts	Open Short Future Contracts		Notional Value at February 28, 2023	Expiration
(0)	2-year Schatz Future		(34,447)	3/8/2023
(1)	2-year Schatz Future		(69,058)	6/8/2023
(1)	2-year Treasury Future		(124,650)	6/30/2023
(0)	5-year Treasury Future		(18,471)	6/30/2023
(0)	Brent Crude Future		(20,440)	6/30/2023
(0)	Brent Crude Future		(20,323)	7/31/2023
(1)	Corn Future		(16,484)	7/14/2023
(0)	Euribor Future		(74,704)	6/19/2023
(0)	Euribor Future		(41,704)	6/19/2023
(0)	Euribor Future		(74,767)	9/18/2023
(0)	Euribor Future		(41,739)	9/18/2023
(0)	Euribor Future		(74,849)	12/18/2023
(0)	Euribor Future		(41,784)	12/18/2023
(0)	Euribor Future		(74,927)	3/18/2024
(0)	Euribor Future		(41,828)	3/18/2024
(0)	Euribor Future		(74,989)	6/17/2024
(0)	Euribor Future		(41,863)	6/17/2024
(0)	Eurodollar Future		(113,861)	6/20/2023
(0)	Eurodollar Future		(48,096)	6/20/2023
(0)	Eurodollar Future		(114,096)	9/19/2023
(0)	Eurodollar Future		(48,195)	9/19/2023
(0)	Eurodollar Future		(114,504)	12/19/2023
(0)	Eurodollar Future		(48,367)	12/19/2023
(0)	Eurodollar Future		(115,023)	3/19/2024
(0)	Eurodollar Future		(48,587)	3/19/2024
(0)	Eurodollar Future		(115,492)	6/18/2024
(0)	Eurodollar Future		(48,785)	6/18/2024
(0)	LME Copper Future		(30,605)	4/17/2023
(0)	LME Copper Future		(30,613)	5/15/2023
(1)	LME Pri Alum Future		(36,946)	4/17/2023
(1)	LME Pri Alum Future		(37,150)	5/15/2023
(1)	Soybean Future		(47,063)	7/14/2023
(1)	Soybean Future		(43,148)	11/14/2023
(4)	Sugar #11 (World)		(95,501)	4/28/2023
(1)	Sugar #11 (World)		(16,863)	4/28/2023

CREDIT DEFAULT SWAPS

Number of Contracts	Open Credit Default Swaps	Counterparty	Notional Value at February 28, 2023	Expiration	Value
(20,537)	Markit CDX.NA.HY 5 Year Long Mid Total Return Index	Goldman Sachs	(20,537)	12/20/2027	$ 488
(90,942)	Markit CDX.NA.IG 5 Year Long Mid Total Return Index	Goldman Sachs	(90,942)	12/20/2027	1,092
(67,804)	Markit iTraxx Europe 5 Year Long Mid Total Return Index	Goldman Sachs	(71,906)	12/20/2027	786
					2,366

EQUITY SWAPS

Number of Contracts	Common Stock	Counterparty	Notional Value at February 28, 2023		Value
109	Goldman Sachs RP Equity World Long Short Series 79 Excess Return Strategy	Goldman Sachs	145,993		$ 145,993
(82)	Goldman Sachs RP Equity World Long Short Series 79 Excess Return Strategy	Goldman Sachs	(144,521)		(144,521)
					1,472

* The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual value and unrealized appreciation/depreciation.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings
EQUITY FORWARDS
Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(110)	S&P 500 Index	Goldman Sachs	(437,105)	3/17/2023	$ 3,980	$ 484
(187)	S&P 500 Index	Goldman Sachs	(743,509)	4/21/2023	$ 3,980	(1,856)
(114)	S&P 500 Index	Goldman Sachs	(451,321)	5/19/2023	$ 3,980	(2,288)
(36)	S&P 500 Index	Goldman Sachs	(141,845)	6/16/2023	$ 3,980	(1,117)
						(4,777)

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
38	S&P 500 Index	Goldman Sachs	150,440	3/17/2023	$ 2,100	$ 1
115	S&P 500 Index	Goldman Sachs	456,488	3/17/2023	$ 2,300	6
129	S&P 500 Index	Goldman Sachs	512,506	3/17/2023	$ 2,400	3
43	S&P 500 Index	Goldman Sachs	171,643	3/17/2023	$ 2,500	3
43	S&P 500 Index	Goldman Sachs	170,306	3/17/2023	$ 2,550	3
82	S&P 500 Index	Goldman Sachs	324,875	3/17/2023	$ 2,600	8
45	S&P 500 Index	Goldman Sachs	180,210	3/17/2023	$ 2,700	5
80	S&P 500 Index	Goldman Sachs	316,100	3/17/2023	$ 2,725	9
80	S&P 500 Index	Goldman Sachs	318,943	3/17/2023	$ 2,800	13
54	S&P 500 Index	Goldman Sachs	215,030	3/17/2023	$ 2,825	8
39	S&P 500 Index	Goldman Sachs	156,740	3/17/2023	$ 2,950	8
44	S&P 500 Index	Goldman Sachs	174,378	3/17/2023	$ 2,975	9
76	S&P 500 Index	Goldman Sachs	302,366	4/21/2023	$ 2,100	29
65	S&P 500 Index	Goldman Sachs	259,154	4/21/2023	$ 2,200	32
69	S&P 500 Index	Goldman Sachs	272,215	4/21/2023	$ 2,300	42
75	S&P 500 Index	Goldman Sachs	296,587	4/21/2023	$ 2,400	54
43	S&P 500 Index	Goldman Sachs	171,177	4/21/2023	$ 2,450	36
61	S&P 500 Index	Goldman Sachs	241,467	4/21/2023	$ 2,500	56
50	S&P 500 Index	Goldman Sachs	196,749	4/21/2023	$ 2,550	51
55	S&P 500 Index	Goldman Sachs	219,026	4/21/2023	$ 2,600	64
73	S&P 500 Index	Goldman Sachs	288,806	4/21/2023	$ 2,650	94
120	S&P 500 Index	Goldman Sachs	475,546	4/21/2023	$ 2,700	172
112	S&P 500 Index	Goldman Sachs	445,210	4/21/2023	$ 2,750	180
67	S&P 500 Index	Goldman Sachs	265,343	4/21/2023	$ 2,825	127
84	S&P 500 Index	Goldman Sachs	331,626	5/19/2023	$ 2,450	183
104	S&P 500 Index	Goldman Sachs	411,030	5/19/2023	$ 2,500	250
40	S&P 500 Index	Goldman Sachs	158,094	5/19/2023	$ 2,600	116
45	S&P 500 Index	Goldman Sachs	180,120	6/16/2023	$ 2,300	132
						1,694

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(41)	S&P 500 Index	Goldman Sachs	(162,616)	3/17/2023	$ 3,440	$ (49)
(46)	S&P 500 Index	Goldman Sachs	(181,026)	3/17/2023	$ 3,520	(80)
(44)	S&P 500 Index	Goldman Sachs	(175,366)	3/17/2023	$ 3,530	(82)
(36)	S&P 500 Index	Goldman Sachs	(141,995)	3/17/2023	$ 3,550	(74)
(45)	S&P 500 Index	Goldman Sachs	(180,210)	3/17/2023	$ 3,565	(102)
(44)	S&P 500 Index	Goldman Sachs	(174,452)	3/17/2023	$ 3,590	(115)
(52)	S&P 500 Index	Goldman Sachs	(207,174)	3/17/2023	$ 3,610	(156)
(55)	S&P 500 Index	Goldman Sachs	(220,302)	3/17/2023	$ 3,645	(214)
(54)	S&P 500 Index	Goldman Sachs	(215,030)	3/17/2023	$ 3,670	(256)
(55)	S&P 500 Index	Goldman Sachs	(218,308)	3/17/2023	$ 3,705	(351)
(39)	S&P 500 Index	Goldman Sachs	(156,740)	3/17/2023	$ 3,760	(420)
(38)	S&P 500 Index	Goldman Sachs	(152,834)	3/17/2023	$ 3,775	(472)
(41)	S&P 500 Index	Goldman Sachs	(164,549)	4/21/2023	$ 3,695	(1,268)
(50)	S&P 500 Index	Goldman Sachs	(197,117)	4/21/2023	$ 3,735	(1,830)
(39)	S&P 500 Index	Goldman Sachs	(153,236)	4/21/2023	$ 3,770	(1,672)
(56)	S&P 500 Index	Goldman Sachs	(222,686)	4/21/2023	$ 3,790	(2,659)
(36)	S&P 500 Index	Goldman Sachs	(143,551)	5/19/2023	$ 3,670	(1,661)
(40)	S&P 500 Index	Goldman Sachs	(158,094)	5/19/2023	$ 3,740	(2,347)
						(13,808)

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy Top 50 Holdings
EQUITY FORWARDS
Number of Contracts	Open Long Equity Forwards	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(4,748)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(353,850)	3/1/2023	75	$ (146)
(1,011)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(75,381)	3/1/2023	75	474
						328

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
198	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	14,764	3/17/2023	64	$ 2
153	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	11,372	3/17/2023	65	2
680	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	50,685	3/17/2023	67	13
700	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	52,145	3/17/2023	68	17
191	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	14,206	3/17/2023	69	6
2,824	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	210,437	3/17/2023	69	97
381	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	28,383	3/17/2023	70	16
1,230	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	91,698	3/17/2023	70	63
166	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	12,357	3/17/2023	71	11
2,731	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	203,566	3/17/2023	71	226
153	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	11,412	3/17/2023	72	17
534	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	39,785	3/17/2023	72	82
126	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	9,391	4/21/2023	64	8
131	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	9,767	4/21/2023	65	10
1,100	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	81,950	4/21/2023	66	104
582	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	43,383	4/21/2023	67	69
371	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	27,670	4/21/2023	68	56
1,053	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	78,489	4/21/2023	69	210
360	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	26,862	4/21/2023	70	98
94	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	7,039	5/19/2023	67	22
						1,129

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(163)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(12,164)	3/17/2023	74	$ (197)
(344)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(25,655)	3/17/2023	74	(302)
(285)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(21,250)	3/17/2023	75	(171)
(1,974)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(147,137)	3/17/2023	75	(748)
(264)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(19,673)	3/17/2023	76	(57)
(1,852)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(138,016)	3/17/2023	76	(205)
(3,047)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(227,056)	3/17/2023	77	(92)
(743)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(55,386)	3/17/2023	78	(9)
(206)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(15,326)	4/21/2023	74	(261)
(1,083)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(80,728)	4/21/2023	75	(804)
(942)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(70,234)	4/21/2023	76	(345)
(615)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(45,823)	4/21/2023	77	(95)
(211)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(15,748)	4/21/2023	78	(14)
(99)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(7,412)	5/19/2023	75	(89)
						(3,389)

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(448)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(33,414)	3/17/2023	73	$ (99)
(1,192)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(88,854)	3/17/2023	73	(376)
(408)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(30,380)	3/17/2023	74	(182)
(3,845)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(286,599)	3/17/2023	74	(2,379)
(264)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(19,673)	3/17/2023	75	(222)
(3,345)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(249,297)	3/17/2023	75	(3,736)
(2,323)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(173,120)	3/17/2023	76	(4,288)
(367)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(27,351)	3/17/2023	77	(1,014)
(613)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(45,672)	4/21/2023	72	(339)
(1,120)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(83,474)	4/21/2023	73	(891)
(1,467)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(109,346)	4/21/2023	74	(1,668)
(798)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(59,478)	4/21/2023	75	(1,280)
(409)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(30,455)	4/21/2023	76	(908)
(99)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	(7,412)	5/19/2023	73	(112)
						(17,494)

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs Volatility Carry US Series 107 Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at Ferbuary 28, 2022	Expiration	Exercise Price	Fair Value
(7)	S&P 500 Index	Goldman Sachs	(26,770)	3/1/2023	$ 3,980	$ 51
(4)	S&P 500 Index	Goldman Sachs	(17,470)	3/3/2023	$ 3,980	28
						79

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at Ferbuary 28, 2022	Expiration	Exercise Price	Fair Value
(72)	S&P 500 Index	Goldman Sachs	(287,631)	3/1/2023	$ 3,795	$ (5)
(147)	S&P 500 Index	Goldman Sachs	(581,711)	3/1/2023	$ 3,875	(30)
(73)	S&P 500 Index	Goldman Sachs	(289,896)	3/1/2023	$ 3,910	(78)
(73)	S&P 500 Index	Goldman Sachs	(289,896)	3/3/2023	$ 3,860	(143)
						(256)

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs Volatility Carry US Series 97 Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(9)	S&P 500 Index	Goldman Sachs	(34,618)	3/3/2023	$ 3,970	$ (31)

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(33)	S&P 500 Index	Goldman Sachs	(129,979)	3/3/2023	$ 3,750	$ (9)
(137)	S&P 500 Index	Goldman Sachs	(543,575)	3/3/2023	$ 3,760	(35)
(79)	S&P 500 Index	Goldman Sachs	(314,684)	3/3/2023	$ 3,835	(79)
(79)	S&P 500 Index	Goldman Sachs	(313,795)	3/3/2023	$ 3,870	(203)
						(326)

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Goldman Sachs VX Volatility Carry Series 11 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*
Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at February 28, 2023
(805)	CBOE Volatility Index Future	3/22/2023	(16,729)
(118)	CBOE Volatility Index Future	4/19/2023	(2,564)

WRITTEN CALL OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(188)	CBOE Volatility Index Future	Goldman Sachs	(3,896)	3/22/2023	$ 21	$ (271)
(785)	CBOE Volatility Index Future	Goldman Sachs	(16,246)	3/22/2023	$ 22	(914)
(1,703)	CBOE Volatility Index Future	Goldman Sachs	(35,262)	3/22/2023	$ 23	(1,622)
(1,964)	CBOE Volatility Index Future	Goldman Sachs	(40,664)	3/22/2023	$ 24	(1,536)
(1,322)	CBOE Volatility Index Future	Goldman Sachs	(27,360)	3/22/2023	$ 25	(868)
(502)	CBOE Volatility Index Future	Goldman Sachs	(10,385)	3/22/2023	$ 26	(274)
(118)	CBOE Volatility Index Future	Goldman Sachs	(2,433)	3/22/2023	$ 27	(54)
(5)	CBOE Volatility Index Future	Goldman Sachs	(101)	4/19/2023	$ 23	(9)
(97)	CBOE Volatility Index Future	Goldman Sachs	(2,012)	4/19/2023	$ 24	(167)
(151)	CBOE Volatility Index Future	Goldman Sachs	(3,118)	4/19/2023	$ 25	(230)
(82)	CBOE Volatility Index Future	Goldman Sachs	(1,708)	4/19/2023	$ 26	(112)
(112)	CBOE Volatility Index Future	Goldman Sachs	(2,312)	4/19/2023	$ 27	(137)
(58)	CBOE Volatility Index Future	Goldman Sachs	(1,206)	4/19/2023	$ 28	(64)
(19)	CBOE Volatility Index Future	Goldman Sachs	(400)	4/19/2023	$ 29	(19)
						(6,277)

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at February 28, 2023	Expiration	Exercise Price	Fair Value
(895)	CBOE Volatility Index Future	Goldman Sachs	(18,530)	3/22/2023	$ 19	(483)
(2,344)	CBOE Volatility Index Future	Goldman Sachs	(48,519)	3/22/2023	$ 20	(2,392)
(2,369)	CBOE Volatility Index Future	Goldman Sachs	(49,046)	3/22/2023	$ 21	(3,906)
(856)	CBOE Volatility Index Future	Goldman Sachs	(17,717)	3/22/2023	$ 22	(2,028)
(118)	CBOE Volatility Index Future	Goldman Sachs	(2,433)	3/22/2023	$ 23	(372)
(15)	CBOE Volatility Index Future	Goldman Sachs	(302)	4/19/2023	$ 20	(18)
(175)	CBOE Volatility Index Future	Goldman Sachs	(3,621)	4/19/2023	$ 21	(315)
(238)	CBOE Volatility Index Future	Goldman Sachs	(4,927)	4/19/2023	$ 22	(585)
(78)	CBOE Volatility Index Future	Goldman Sachs	(1,607)	4/19/2023	$ 23	(246)
(19)	CBOE Volatility Index Future	Goldman Sachs	(400)	4/19/2023	$ 24	(76)
						(10,421)